SCHEDULE OF FOREIGN CURRENCY LOSS BEFORE TAXATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Loss before taxation	$ 29	$ 1	$ 6